Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, percentage of pricing services	94.40%	94.40%
Trading securities, at fair value	$ 1,095.8	$ 0.0
Increase to the fair value of embedded derivative	36.4
Decrease to the fair value of embedded derivative		28.9
Private Placement | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, at fair value	$ 1,576.9	$ 1,509.0
Fixed maturity securities, as a percentage	5.00%	5.00%
Private Placement | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, at fair value	$ 1,303.6	$ 1,325.9
Fixed maturity securities, as a percentage	82.70%	87.90%